RELATED PARTY TRANSACTIONS AND BALANCES (Sales to Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales	$ 441,827,352	$ 341,107,697	$ 316,185,694
Related Parties [Member]
Related Party Transaction [Line Items]
Sales	10,958,090	10,068,554	9,851,128
CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Sales	810,619	333,943	1,450,689
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	9,736	9,736	247,563
China Electric Equipment Group (Hong Kong) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	0	0	71,852
China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	9,238,197	5,333,313	7,435,809
CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Sales	0	0	606,322
CEEG Korea Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	26,535	4,065	0
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	42,349	95,555	38,893
Jiangsu Xinde Civil Photovoltaic System Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales		715,691	0
Jiangsu CEEG Cloud Commercial Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	575,801	328,053	0
Nanjing Xinde New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales		1,501,211	0
CEEG Holding Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Sales	100,930	1,738,797	0
CEEG Xinde (Shanghai) New Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	52,448	8,190	0
CEEG Jiangsu Electric Power Design [Member]
Related Party Transaction [Line Items]
Sales	$ 101,475	$ 0	$ 0